Deposits, Interest-Bearing Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Interest-bearing Deposits [Abstract]
NOW accounts	$ 209,758	$ 205,362
Savings and Money Market	311,565	311,686
Time [Abstract]
In denominations of $250,000 or less	115,049	147,000
In denominations of more than $250,000	36,870	42,282
Total time deposits	151,919	189,282
Total interest-bearing deposits	$ 673,242	$ 706,330